Related parties (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Related Parties [Line Items]
Payments to external board members	SFr 10.6	$ 11.7	SFr 10.7	$ 11.1	SFr 6.9	$ 7.5
Outstanding deposit balances with key management personnel	SFr 21.0						$ 24.0